Deferred Income Tax and Other Liabilities - Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Deferred Income And Other Liabilities [Abstract]
Balance, beginning of the year	$ (9,005)	$ (14,784)
Changes in deferred tax liability (asset) [abstract]
Recognized in net income (loss) for the year	(5,540)	4,503
Recognized in equity	(17)	185
Recognized in other comprehensive income (loss) for the year	(285)	1,091
Balance, end of year	$ (14,847)	$ (9,005)